Cash and cash equivalents (Tables)	12 Months Ended
Jun. 30, 2023
Cash and cash equivalents.
Summary of cash and cash equivalents

	2023	2022
for the year ended 30 June	Rm	Rm
Cash and cash equivalents	51 214	40 577
Restricted cash and cash equivalents	2 712	2 563
	53 926	43 140
Bank overdraft	(159)	(173)
Per the statement of cash flows	53 767	42 967
Cash by currency
Rand	31 155	27 122
Euro	3 457	2 835
US dollar	18 478	12 289
Other currencies	677	721
	53 767	42 967